Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue [abstract]
Contract revenue	$ 8,341	$ 8,688	$ 16,371
Grant revenue	3,427	1,119	4,377
Total revenue	$ 11,768	$ 9,807	$ 20,748